Related parties (Details Narrative) $ in Millions, R$ in Billions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 BRL (R$)
Related Parties
Estimated nominal value	$ 8,400		R$ 43.5
Estimated nominal years	15 years
Key management personnel share-based payment	$ 14	$ 15